UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended         September 30, 2004

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-293


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD             October 20, 2004

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      47

 Form 13F Information Table Value Total:      $      527,454
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

   WILLIAMS COMPANIES,      COM      969457100  2,420     200,000  SH       SOLE           200,000
 AGL RESOURCES INC.         COM      001204106  7,693     250,000  SH       SOLE           250,000
 AIR PRODUCTS & CHEMICA     COM      009158106  6,798     125,000  SH       SOLE           125,000
 AMERADA HESS CORP          COM      023551104  8,900     100,000  SH       SOLE           100,000
 APACHE CORP.               COM      037411105  9,521     190,000  SH       SOLE           190,000
 AQUA AMERICA, INC.         COM      03836W103  6,965     315,000  SH       SOLE           315,000
 AQUILA INC.                COM      03840P102  6,240    2,000,000 SH       SOLE          2,000,000
 ARCH COAL INC.             COM      039380100  5,536     156,000  SH       SOLE           156,000
 BAKER HUGHES, INC..        COM      057224107  5,684     130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM      055482103  19,392    370,000  SH       SOLE           370,000
 BOISE CASCADE ACES 7.5    PFD CV    097383855  2,535      51,000  SH       SOLE           51,000
 BOISE CASCADE CORP.        COM      097383103  6,822     205,000  SH       SOLE           205,000
 BP P.L.C.              SPONSORED ADR055622104  34,518    600,000  SH       SOLE           600,000
 BURLINGTON RESOURCES I     COM      122014103  10,885    266,800  SH       SOLE           266,800
 CHEVRONTEXACO CORP.        COM      166764100  28,966    540,000  SH       SOLE           540,000
 CONOCOPHILLIPS             COM      20825C104  24,855    300,000  SH       SOLE           300,000
 DEVON ENERGY CORP.         COM      25179M103  14,111    198,720  SH       SOLE           198,720
 DUKE ENERGY CORP.          COM      264399106  4,981     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  7,490     175,000  SH       SOLE           175,000
 ENERGEN CORP.              COM      29265N108  10,310    200,000  SH       SOLE           200,000
 EOG RESOURCES INC.         COM      26875P101  11,853    180,000  SH       SOLE           180,000
 EQUITABLE RESOURCES IN     COM      294549100  13,577    250,000  SH       SOLE           250,000
 EXXON MOBIL CORP.          COM      30231G102  50,746   1,050,000 SH       SOLE          1,050,000
 GENERAL ELECTRIC CO.       COM      369604103  15,272    454,800  SH       SOLE           454,800
 GLOBALSANTAFE CORP.        COM      G3930E101  6,130     200,000  SH       SOLE           200,000
 GRANT PRIDECO INC          COM      38821G101  6,311     308,000  SH       SOLE           308,000
 KERR-MCGEE CORP.           COM      492386107  10,142    177,153  SH       SOLE           177,153
 KEYSPAN CORP.              COM      49337W100  8,624     220,000  SH       SOLE           220,000
 MDU RESOURCES GROUP, I     COM      552690109  6,582     250,000  SH       SOLE           250,000
 MURPHY OIL CORP.           COM      626717102  5,640      65,000  SH       SOLE           65,000
 NABORS INDUSTRIES, LTD     COM      G6359F103  8,286     175,000  SH       SOLE           175,000
 NATIONAL FUEL GAS CO.      COM      636180101  5,666     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  11,489    277,500  SH       SOLE           277,500
 NOBLE CORP                 COM      G65422100  8,316     185,000  SH       SOLE           185,000
 NOBLE ENERGY INC.          COM      655044105  10,774    185,000  SH       SOLE           185,000
 OCCIDENTAL PETROLEUM C     COM      674599105  11,186    200,000  SH       SOLE           200,000
 PIONEER NATURAL RESOUR     COM      723787107  10,896    316,000  SH       SOLE           316,000
 QUESTAR CORP               COM      748356102  9,164     200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM      775371107  8,594     200,000  SH       SOLE           200,000
 ROYAL DUTCH PETROLEUM, Y REG EUR .56780257804  20,640    400,000  SH       SOLE           400,000
 SCHLUMBERGER LTD           COM      806857108  18,847    280,000  SH       SOLE           280,000
 SHELL TRANSPORT & TRAD DR NY SHS NEW822703609  3,783      85,000  SH       SOLE           85,000
 SMURFIT-STONE CONTAINE     COM      832727101  5,811     300,000  SH       SOLE           300,000
 TOTAL S.A.             SPONSORED ADR89151E109  14,304    140,000  SH       SOLE           140,000
 WEATHERFORD INT'L. LTD     COM      G95089101  10,459    205,000  SH       SOLE           205,000
 WILLIAMS FELINE PACS D    PFD CV    969457886  1,620     120,000  SH       SOLE           120,000
 XTO ENERGY                 COM      98385X106  8,120     250,000  SH       SOLE           250,000
                                                527,454
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